Share-Based Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service period	3 years
Compensation expense	$ 2,000
Compensation liability	2,000
Shares purchased by employees	11,000
Share based compensation expense		$ 36,000	$ 42,000
Tax benefit of share-based compensation expense		40,000	7,000
Settlement of share-based awards upon change in control	0	(75,531)	0
RSUs and PSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of units vested	95,000	22,000
Additional paid-in capital
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Settlement of share-based awards upon change in control	$ 0	$ 75,311	$ 0